RESTRUCTURING AND ASSET IMPAIRMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	$ 176.1	$ 200.0
Facility closure costs	166.0	168.0	120.0
Asset impairments	40.9	10.8	0.6
Restructuring reserves	193.8	125.2
Construction and Do It Yourself
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	32.8
Securities Industry
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	94.0
Industrial Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	12.1
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	37.2
2012 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	223.8
Restructuring reserves	164.6	0
2012 Actions | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	178.0
Restructuring reserves	154.8	0
2012 Actions | Facility closures
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	27.1
Restructuring reserves	9.8	0
Pre-2012 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	(47.7)
Restructuring reserves	29.2	125.2
Pre-2012 Actions | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	(48.7)
Restructuring reserves	17.4	112.1
Pre-2012 Actions | Facility closures
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	1.0
Restructuring reserves	11.8	13.1
Acquisition | 2012 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	176.1
Severance and related charges	178.0
Number of employees used to determine employee termination costs	2,700
Facility closure costs	28.1
Asset impairments	18.7
Acquisition | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment	$ 48.7